Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Schedule of other current liabilities [Abstract]
Related parties	$ 677,000
Loans	160,000
Pay As You Earn ( PAYE )	1,646	1,171
Others	32,471
Other current Liabilities	$ 871,117	$ 1,171